Borrowings - Credit Facilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Repayment installments	16
Amount outstanding	$ 254,956	$ 233,136
Secured debt
Debt Instrument [Line Items]
Repayment of debt	$ 18,080
Variable rate basis	LIBOR
Minimum liquidity	$ 40,000
Secured debt | Minimum
Debt Instrument [Line Items]
Maturity date	Sep. 30, 2018
Interest rate spread	2.25%
Value to loan ratio	1.15
Net total debt to assets	0.75
Secured debt | Minimum | Covenants waived for three to five quarters
Debt Instrument [Line Items]
Value to loan ratio	0.9
Net total debt to assets	0.8
Secured debt | Maximum
Debt Instrument [Line Items]
Maturity date	Nov. 30, 2022
Interest rate spread	3.60%
Value to loan ratio	1.3
Net total debt to assets	0.8
Secured debt | Maximum | Covenants waived for three to five quarters
Debt Instrument [Line Items]
Value to loan ratio	1.3
Net total debt to assets	0.9
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of Navios Mars and Navios Sphera
Debt Instrument [Line Items]
Amount drawn down	$ 39,900
Unsecured Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	41,964
Line of credit facility remaining borrowing capacity	$ 14,140